Accounts Receivable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Accounts Receivable
Accounts receivable	$ 50,157,127	$ 48,680,634
Allowance for doubtful accounts	(3,145,561)	(3,717,708)
Accounts receivable, net	$ 47,011,566	$ 44,962,926